Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits/Securities Sold Under Repurchase Agreements [Abstract]
Deposits

	In Thousands
	2012	2011
Demand deposits	$126,953	107,403
Savings accounts	94,441	90,010
Negotiable order of withdrawal accounts	310,080	257,242
Money market demand accounts	339,417	293,186
Certificates of deposit $100,000 or greater	260,641	271,556
Other certificates of deposit	263,095	288,489
Individual retirement accounts $100,000 or greater	44,845	44,189
Other individual retirement accounts	54,450	53,967

	$1,493,922	1,406,042

Principal maturities of certificate of deposit and individual retirement accounts

(In Thousands)
Maturity	Total
2013	$360,308
2014	152,637
2015	64,858
2016	14,133
2017	31,095
Thereafter	—

$623,031